Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 47,329,225	$ 48,139,208
Less: Accumulated Depreciation	(22,092,310)	(21,563,951)
Total Premises and Equipment, Net	25,236,915	26,575,257
Depreciation Expense	1,957,583	1,888,280	$ 1,589,671
Depreciation Expense	1,957,583	1,888,280	$ 1,589,671
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,178,733	7,708,424
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25,910,745	25,601,331
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,942,820	13,821,901
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,296,927	$ 1,007,552